Fair Value Measurements (Details) - Summary of Change in the Fair value of the Derivative Warrant Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at January 1, 2021
Issuance of Public and Private Warrants	10,638,000
Change in fair value of derivative warrant liabilities
Derivative warrant liabilities at December 31, 2021
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of warrants between the levels	(10,350,000)
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at December 31, 2021
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of warrants between the levels	$ (288,000)
Derivative warrant liabilities at December 31, 2021		$ 5,333	$ 160,000